UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.2%

	Shares	Value
Communication Services — 17.7%
AT&T	959,320	$30,084,275
BCE	658,400	29,226,376
Cinemark Holdings	604,265	24,164,557
Interpublic Group of Cos	852,890	17,919,219
Verizon Communications	564,715	33,391,598

		134,786,025

Consumer Discretionary — 13.1%
Extended Stay America	874,780	15,702,301
General Motors	619,040	22,966,384
H&R Block	605,505	14,495,789
MDC Holdings	568,513	16,520,988
Target	372,000	29,856,720

		99,542,182

Consumer Staples — 6.0%
Flowers Foods	593,415	12,651,608
General Mills	172,335	8,918,336
Procter & Gamble	228,715	23,797,796

		45,367,740

Energy — 15.8%
Chevron	203,345	25,048,037
Dorchester Minerals LP (A)	235,903	4,307,589
Enterprise Products Partners LP (A)	1,139,185	33,150,283
Exxon Mobil	146,795	11,861,036
Phillips 66	152,605	14,523,418
Royal Dutch Shell ADR, Cl B	294,605	18,839,990
Williams	450,985	12,952,289

		120,682,642

Financials — 9.0%
First American Financial	327,958	16,889,837
FNB	845,844	8,965,946
Invesco	410,525	7,927,238
Old Republic International	1,027,733	21,500,174
Umpqua Holdings	822,745	13,575,293

		68,858,488

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — 11.0%
AbbVie	210,255	$16,944,450
Pfizer	675,300	28,679,991
Roche Holding ADR	366,210	12,593,962
Sanofi ADR	579,410	25,656,275

		83,874,678

Industrials — 6.0%
ABB Ltd ADR	1,122,075	21,173,556
Cummins	64,020	10,106,837
Eaton	183,045	14,746,105

		46,026,498

Information Technology — 8.3%
Cisco Systems	329,240	17,775,668
Intel	302,905	16,265,998
QUALCOMM	350,880	20,010,686
Texas Instruments	90,250	9,572,818

		63,625,170

Materials — 2.6%
LyondellBasell Industries, Cl A	90,800	7,634,464
Packaging Corp of America	122,675	12,191,442

		19,825,906

Real Estate — 1.7%
National Health Investors ‡	164,755	12,941,505

TOTAL COMMON STOCK (Cost $610,045,637)		695,530,834

SHORT-TERM INVESTMENT(B) — 9.7%
SEI Daily Income Trust, Government Fund, Cl F, 2.220% (Cost $73,745,863)	73,745,863	73,745,863

TOTAL INVESTMENTS— 100.9% (Cost $683,791,500)		$769,276,697

Percentages are based on Net Assets of $762,594,415.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2019
(Unaudited)

(A)	Securities considered Master Limited Partnership. At March 31, 2019, these securities amounted to $37,457,872 or 4.9% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2019.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

Ltd. — Limited

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period March 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2019, there were no Level 3 securities held by the Fund.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-1500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 29, 2019